Financial assets, liabilities and financial results (telecom activities) - Investment securities FVOCI - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 4,803	€ 6,001
Financial assets at end of period	3,290	4,803	€ 6,001
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	431	277	254
Acquisitions	85	81	52
Changes in fair value	(11)	(94)	25
Sales	95	20	2
Other items	0	(2)	(2)
Financial assets at end of period	€ 432	€ 431	€ 277